Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2015	Feb. 28, 2015
Shanghai Noah Yijie Finance Technology Co., Ltd. | SCC Venture V Holdco I, Ltd.
Subsequent Event [Line Items]
Percentage of equity shares	9.80%
Purchase consideration	$ 5.0
Convertible notes
Subsequent Event [Line Items]
Debt instrument, face amount		$ 80
Debt instrument, interest rate		3.50%
Debt instrument, maturity period		February 2020
Debt instrument, initial conversion price		$ 23.03